Discontinued operations (Narrative) (Details) - USD ($) $ in Thousands			12 Months Ended
	Apr. 03, 2020	Apr. 02, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income (Loss), Equity Method Investment in Discontinued Operation after Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]			Income (Loss) from Equity Method Investments	Income (Loss) from Equity Method Investments
Huya
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of equity interest discontinued operation disposal group held	31.20%	38.70%
Percentage of voting discontinued operation disposal group held	43.00%	53.00%
Held for sale | Huya
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Pre-tax income from the date of disposal					$ 21,935
Discontinued Operations, Disposed of by Sale [Member] | Huya
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Share of income (loss) in equity method investments, net of income taxes			$ (441,834)	$ 7,855	$ 2,431